Description of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2025
Description of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Entity Name	Background	Ownership
Renovation	● Incorporated in Hong Kong SAR on September 2, 2008	100% (Prior to the Restructuring Transactions)

Ridgeline	● Incorporated in Hong Kong SAR on June 27, 2023 ● Acquired by RDGT in February 2025	100% (Following the Restructuring Transactions)

Shouantang Technology

●     Established in the PRC on July 16, 2010 by Renovation with registered capital of $20 million

●     Registered capital requirement reduced by the SAIC to $11 million in July 2012 and is fully paid

●     Deemed a WFOE under PRC law

●     Invests and finances the working capital of Quannuo Technology

100% (Prior to the Restructuring Transactions)
Entity Name	Background	Ownership
Jiuxin Medicine	● Established in PRC on December 31, 2003 ● Acquired by Renovation in January 2024 ● Registered capital of RMB 10 million fully paid ● Carries out pharmaceutical distribution services	100% (Prior to the Restructuring Transactions)

Allright	● Established in PRC on April 19, 2021 ● Acquired by RDGT in February 2025 ● Registered capital of RMB 10 million ● Carries out pharmaceutical distribution services	100% (Following the Restructuring Transactions)

Jiutong Medical	● Established in the PRC on December 20, 2011 by Renovation ● Registered capital of $2.6 million fully paid ● Currently has no operation	100% (Prior to the Restructuring Transactions)

Shouantang Bio

●     Established in the PRC in October, 2014 by Shouantang Technology

●     100% held by Shouantang Technology

●     Registered capital of RMB 1,000,000 fully paid

●     Sells nutritional supplements under its own brand name

100% (Prior to the Restructuring Transactions)

Jiuyi Technology	● Established in the PRC on September 10, 2015 ● 100% held by Renovation ● Technical support to online pharmacy	100% (Prior to the Restructuring Transactions)

Kahamadi Bio	● Established in the PRC in May 2016 ● 49% held by Shouantang Bio ● Registered capital of RMB 10 million ● Develop brand name for nutritional supplements	49% (Prior to the Restructuring Transactions)